10. Stockholders Deficit - Warrant Activity (Details) (USD $)	15 Months Ended
Mar. 31, 2014
Equity [Abstract]
Beginning Balance, Warrants
Warrants Granted	6,738,884
Warrants Granted, Weighted Average Exercise Price	$ 0.24
Warrants Granted, Weighted Average Remaining Contractual Life (in Years)	5 years
Warrants Exercised	(1,400,000)
Warrants Exercised, Weighted Average Exercise Price	$ 0.001
Warrants Cancelled/Forfeited	(1,000,000)
Warrants Cancelled/Forfeited, Weighted Average Exercise Price	$ 0.001
Ending Balance, Warrants, Weighted Average Remaining Contractual Life (in Years)	4 years 10 months